THE ADVISORS’ INNER CIRCLE FUND II

Hancock Horizon Microcap Fund (the “Fund”)

Supplement dated January 29, 2020 to:

•	the Fund’s Summary Prospectus, dated May 31, 2019 (the “Summary Prospectus”);
•	the Fund’s Prospectus, dated May 31, 2019 (the “Prospectus”); and
•	the Fund’s Statement of Additional Information, dated May 31, 2019 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Anthony Slovick no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Slovick contained in the Summary Prospectus, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HHF-SK-022-0100